SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - ATI Modular Technology Corp	12 Months Ended
Jun. 30, 2016
Basis of Presentation	Basis of Presentation These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP").
Accounting Method	Accounting Method The Company's financial statements are prepared using the accrual method of accounting. The Company has elected a fiscal year ending on June 30.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, all adjustments necessary in order to make the financial statements not misleading have been included. Actual results could differ from those estimates.

Financial Instruments

Financial Instruments

The carrying amount reported in the balance sheet for cash, accounts receivable, accounts payable, accrued expenses, interest payable and short-term notes payable approximate fair value because of the immediate or short-term maturity of these financial instruments.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with maturity of three months or less when purchased to be cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts' receivable are stated at the amount management expects to collect from outstanding balances. Management provides for probable uncollected amounts through a charge to earnings and a credit to an allowance for bad debts based on its assessment of the current status of individual accounts. Balances that are still outstanding after management has used reasonable collection efforts are written off through a charge to the allowance for bad debts and a credit to accounts receivable.

Our bad debt policy is determined by the Company's periodic review of each account receivable for reasonable assurance of collection. Factors considered are the exporter's financial condition, past payment history if any, any conversations with the exporter about the exporter's financial conditions and any other extenuating circumstances. Based upon the above factors the Company makes a determination whether the receivable are reasonable assured of collection. Based upon our review if required we adjust the allowance for bad debt. As of June 30, 2016 and 2015, based upon our limited history, our allowance for bad debt is just above bad debt we anticipate will be written off for the year.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. However, management believes the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant and equipment are initially recognized recorded at cost. Gains or losses on disposals are reflected as gain or loss in the period of disposal. The cost of improvements that extend the life of plant and equipment are capitalized. These capitalized costs may include structural improvements, equipment and fixtures. All ordinary repairs and maintenance costs are expensed as incurred.

Depreciation for financial reporting purposes is provided using the straight-line method over the estimated useful lives of the assets:

Office equipment	5 years

For the years ended June 30, 2016 and 2015, depreciation expense is $0.

Income Taxes

Income Taxes

Income taxes are provided in accordance with Statement of Financial Accounting Standards ASC 740 Accounting for Income Taxes. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of all of the deferred tax assets will be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company was established under the laws of the State of Delaware and is subject to U.S. federal income tax and Delaware state income tax. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts and are based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred income tax assets to the amount expected to be realized.

Earnings per Share

Earnings per Share

In February 1997, the FASB issued ASC 260, "Earnings per Share", which specifies the computation, presentation and disclosure requirements for earnings (loss) per share for entities with publicly held common stock. ASC 260 supersedes the provisions of APB No. 15, and requires the presentation of basic earnings (loss) per share and diluted earnings (loss) per share. The Company has adopted the provisions of ASC 260 effective (inception).

Basic earnings or net loss per share amounts are computed by dividing the net income or loss by the weighted average number of common shares outstanding. Diluted earnings per share are the same as basic earnings per share due to the lack of dilutive items in the Company.

Impact of New Accounting Standards

Impact of New Accounting Standards

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company's results of operations, financial position, or cash flow.

Pushdown Accounting and Goodwill

Pushdown Accounting and Goodwill

Pursuant to applicable rules (FASB ASC 805-50-S99) the Company used push down accounting to reflect AmericaTowne Inc.’s purchase of 86% of the shares of the Company's common stock. Joseph Arcaro, the Company's prior controlling shareholder entered into an agreement to sell an aggregate of 100,000,000 shares of the Company's common stock to AmericaTowne Inc. effective upon the closing date of the Share Purchase Agreement dated June 2, 2016. Joseph Arcaro executed the agreement and owned no shares of the Company's common stock. This transaction resulted in AmericaTowne Inc. retaining rights, title and interest to 86% of issued and outstanding shares of common stock in the Company.

The purchase cost for the agreement was $175,000. The implied fair value of the Company’s net assets is $203,133 which is used as a new accounting basis for its net assets. Since there was no assets on the company's book on June 6, 2016, to make the company's net assets $203,133 the Company recorded $206,992 in goodwill ($206,992-$3,859=$203,133; $3,859 was a liability of accounts payable). Therefore, in recognizing push down accounting, the Company's net asset increased by the amount reflected by Goodwill.

Revenue Recognition

Revenue Recognition

The Company's revenue recognition policies comply with FASB ASC Topic 605. The Company follows paragraph 605-10-S99-1 of the FASB Accounting Standards Codification for revenue recognition.  The Company will recognize revenue when it is realized or realizable and earned.  The Company considers revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the product has been shipped or the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.

The Company does not provide unconditional right of return, price protection or any other concessions to its customers.

There were no sales returns and allowances from inception to June 30, 2016.

Valuation of Goodwill

Valuation of Goodwill

We assess goodwill for potential impairments at the end of each fiscal year, or during the year if an event or other circumstance indicates that we may not be able to recover the carrying amount of the asset. In evaluating goodwill for impairment, we first assess qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount. If we conclude that it is not more likely than not that the fair value of a reporting unit is less than its carrying value, then no further testing of the goodwill assigned to the reporting unit is required. However, if we conclude that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then we perform a two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment to be recognized, if any.

In the first step of the review process, we compare the estimated fair value of the reporting unit with its carrying value. If the estimated fair value of the reporting unit exceeds its carrying amount, no further analysis is needed. If the estimated fair value of the reporting unit is less than its carrying amount, we proceed to the second step of the review process to calculate the implied fair value of the reporting unit goodwill in order to determine whether any impairment is required. We calculate the implied fair value of the reporting unit goodwill by allocating the estimated fair value of the reporting unit to all of the assets and liabilities of the reporting unit as if the reporting unit had been acquired in a business combination. If the carrying value of the reporting unit's goodwill exceeds the implied fair value of the goodwill, we recognize an impairment loss for that excess amount. In allocating the estimated fair value of the reporting unit to all of the assets and liabilities of the reporting unit, we use industry and market data, as well as knowledge of the industry and our past experiences.

We base our calculation of the estimated fair value of a reporting unit on the income approach. For the income approach, we use internally developed discounted cash flow models that include, among others, the following assumptions: projections of revenues and expenses and related cash flows based on assumed long-term growth rates and demand trends; expected future investments to grow new units; and estimated discount rates. We base these assumptions on our historical data and experience, third-party appraisals, industry projections, micro and macro general economic condition projections, and our expectations.

We have had no goodwill impairment charges for the year ended June 30, 2016, and as of June 30, 2016, the estimated fair value of each of our reporting units exceeded its' respective carrying amount by more than 100 percent based on our models and assumptions.